Long-term Debt (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Principal maturities of long-term debt by type of debt
Second quarter 2016	$ 0
Third quarter 2016	375
Fourth quarter 2016	0
First quarter 2017	0
Remainder of 2017	1,890
2018	0
2019	1,400
2020	300
2021-2067	2,100
Securitizations	7,876
Revolving conduit facilities	1,347
Total principal maturities	15,288
Long-term debt	14,870	$ 17,300
Debt issuance costs	$ (29)
Junior Subordinated Debt
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)	6.00%
Second quarter 2016	$ 0
Third quarter 2016	0
Fourth quarter 2016	0
First quarter 2017	0
Remainder of 2017	0
2018	0
2019	0
2020	0
2021-2067	350
Securitizations	0
Total principal maturities	350
Long-term debt	172
Debt issuance costs	$ 0
Senior note | Securitizations
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	2.41%
Contractual interest rate, maximum (as a percent)	6.94%
Second quarter 2016	$ 0
Third quarter 2016	0
Fourth quarter 2016	0
First quarter 2017	0
Remainder of 2017	0
2018	0
2019	0
2020	0
2021-2067	0
Securitizations	7,876
Revolving conduit facilities	0
Total principal maturities	7,876
Long-term debt	7,864
Debt issuance costs	$ (17)
Senior note | Revolving Conduit Facilities
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	1.92%
Contractual interest rate, maximum (as a percent)	2.77%
Second quarter 2016	$ 0
Third quarter 2016	0
Fourth quarter 2016	0
First quarter 2017	0
Remainder of 2017	0
2018	0
2019	0
2020	0
2021-2067	0
Securitizations	0
Revolving conduit facilities	1,347
Total principal maturities	1,347
Long-term debt	1,347
Debt issuance costs	$ 0
Senior note | Medium Term Notes
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	5.25%
Contractual interest rate, maximum (as a percent)	8.25%
Second quarter 2016	$ 0
Third quarter 2016	375
Fourth quarter 2016	0
First quarter 2017	0
Remainder of 2017	1,890
2018	0
2019	1,400
2020	300
2021-2067	1,750
Securitizations	0
Revolving conduit facilities	0
Total principal maturities	5,715
Long-term debt	5,487
Debt issuance costs	(12)
Junior Subordinated Debt
Principal maturities of long-term debt by type of debt
Revolving conduit facilities	$ 0